Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$137,288,080.54	0.4386201	$113,567,277.80	0.3628348	$23,720,802.74
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$620,288,080.54	0.6202881	$596,567,277.80	0.5965673	$23,720,802.74

Weighted Avg. Coupon (WAC)	4.52%		4.52%
Weighted Avg. Remaining Maturity (WARM)	46.77		45.86
Pool Receivables Balance	$669,558,218.57		$644,597,028.72
Remaining Number of Receivables	47,978		47,172

Adjusted Pool Balance	$640,490,439.94		$616,769,637.20

III. COLLECTIONS

Principal:
Principal Collections	$24,394,606.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$401,801.39
Total Principal Collections	$24,796,408.28

Interest:
Interest Collections	$2,485,136.81
Late Fees & Other Charges	$38,826.90
Interest on Repurchase Principal	$-
Total Interest Collections	$2,523,963.71

Collection Account Interest	$3,341.37
Reserve Account Interest	$737.59
Servicer Advances	$-

Total Collections	$27,324,450.95

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$27,324,450.95
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$32,375,040.80
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$557,965.18		$557,965.18	$557,965.18
Collection Account Interest					$3,341.37
Late Fees & Other Charges					$38,826.90
Total due to Servicer					$600,133.45

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$67,499.97		$67,499.97
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$458,885.39		$458,885.39	$458,885.39

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$26,040,951.19

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$23,720,802.74

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,720,802.74
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$23,720,802.74		$23,720,802.74
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,720,802.74		$23,720,802.74

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,320,148.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$29,067,778.63
Beginning Period Amount					$29,067,778.63
Current Period Amortization					$1,240,387.11
Ending Period Required Amount					$27,827,391.52
Ending Period Amount					$27,827,391.52
Next Distribution Date Amount					$26,614,690.54

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				0.50%
Beginning Period Required Amount				$5,050,589.85
Beginning Period Amount				$5,050,589.85
Current Period Release to Collection Account				$-
Current Period Deposit				$-
Current Period Release to Depositor				$-
Ending Period Required Amount (0.5% of APB of cut-off date)				$5,050,589.85
Ending Period Amount				$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$ 20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		3.15%	3.28%	3.28%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.73%	46,575	98.57%	$635,352,992.17
30 - 60 Days	0.98%	460	1.11%	$7,159,781.92
61 - 90 Days	0.25%	118	0.27%	$1,770,943.04
91 + Days	0.04%	19	0.05%	$313,311.59
		47,172		$644,597,028.72
Total
Delinquent Receivables 61 + days past due	0.29%	137	0.32%	$2,084,254.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	117	0.28%	$1,864,358.67
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	97	0.22%	$1,501,743.02
Three-Month Average Delinquency Ratio	0.24%		0.27%

Repossession in Current Period		54		$858,384.78
Repossession Inventory		57		$683,229.15

Charge-Offs
Gross Principal of Charge-Off for Current Period				$566,582.96
Recoveries				$(401,801.39)
Net Charge-offs for Current Period				$164,781.57

Beginning Pool Balance for Current Period				$669,558,218.57

Net Loss Ratio				0.30%
Net Loss Ratio for 1st Preceding Collection Period				0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.11%
Three-Month Average Net Loss Ratio for Current Period				0.25%

Cumulative Net Losses for All Periods				$3,673,169.92
Cumulative Net Losses as a % of Initial Pool Balance				0.35%

Principal Balance of Extensions				$2,765,529.22
Number of Extensions				166

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